Provisions for Interest and Penalties Related to Taxes and Other Tax Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Provisions for Interest and Penalties Related to Taxes and Other Tax Liabilities
Schedule of provisions for interest and penalties related to taxes

	2025
€ millions	Current	Non-Current	Total
1/1/2025	52	134	186
Addition	19	117	136
Utilization	-6	-24	-30
Release	-8	-9	-17
Additions from business combinations	1	0	1
Transfer	6	-6	0
Currency impact	0	-13	-13
12/31/2025	64	198	262
Total provisions	537	550	1,087
Provision for interest and penalties related to taxes as % of  Provisions	12	36	24

Schedule of other tax liabilities

	2025			2024
€ millions	Current	Non-Current	Total	Current	Non-Current	Total
Other tax liabilities	917	0	917	1,014	0	1,014
/ Other non-financial liabilities	4,849	524	5,373	5,537	749	6,286
Other tax liabilities as % of / Other non-financial liabilities	19	0	17	18	0	16